Average Annual Total Returns - Delaware Investments Ultrashort Fund	Inception Date	Bloomberg US Aggregate Bond Index 1 year	Bloomberg US Aggregate Bond Index 5 years	Bloomberg US Aggregate Bond Index Lifetime (1/5/16-12/31/23)	ICE BofA US 6-Month Treasury Bill Index 1 year	ICE BofA US 6-Month Treasury Bill Index 5 years	ICE BofA US 6-Month Treasury Bill Index Lifetime (1/5/16-12/31/23)	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime (1/5/16-12/31/23)	Institutional Class After Taxes on Distributions 1 year	Institutional Class After Taxes on Distributions 5 years	Institutional Class After Taxes on Distributions Lifetime (1/5/16-12/31/23)	Institutional Class After Taxes on Distributions and Sales 1 year	Institutional Class After Taxes on Distributions and Sales 5 years	Institutional Class After Taxes on Distributions and Sales Lifetime (1/5/16-12/31/23)
Total	Jan. 05, 2016	5.53%	1.10%	1.45%	5.14%	2.02%	1.71%	5.26%	2.07%	1.73%	3.33%	1.24%	1.00%	3.08%	1.23%	1.01%